Summary of Significant Accounting Policies - Summary of Changes in Estimated Fair Value of Derivative Liabilities (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Accounting Policies [Abstract]
Senior secured debenture at fair value, beginning balance
Senior secured debenture issued upon fair value election	18,715
Change in fair value	(8)
Senior secured debenture at fair value, ending balance	18,707
Derivative liabilities, beginning balance	87	1,964	1,964	$ 2,090
Derivative liability modification costs	(53)
Derivative liabilities issued	6,252
Exercise of derivative warrants	(889)
Change in fair value	887	(1,877)	(1,877)	(126)
Derivative liabilities, ending balance	$ 6,284	$ 87	$ 87	$ 1,964